UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/15

Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited)

				% of Net

Franklin Floating Rate Master Series	Country	Shares	Value	Assets
Common Stocks (Cost $5,856)
Broadcasting
[a] Cumulus Media Inc. , A	United States	934	$429	0.00

Management Investment Companies (Cost $28,719,915)
Diversified Capital Markets
PowerShares Senior Loan Portfolio ETF	United States	1,195,709	27,501,307	1.42

		Principal Amount *
Corporate Bonds (Cost $223,775)
Aerospace & Defense
[b] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	223,776	186,938	0.01

[c] Senior Floating Rate Interests
Aerospace & Defense
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	9,136,051	9,063,720	0.47
Second Lien 2013 Replacement Term Loan, 8.25%, 11/29/19	United States	4,923,723	4,862,177	0.25
[d] Delos Finance S.A. R. L. (ILFC), Loans, 3.50%, 3/06/21	United States	11,910,526	11,924,176	0.62
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	3,923,627	3,904,009	0.20
Term B Loans, 4.50%, 4/09/20	United States	8,635,824	8,616,031	0.44
Fly Funding II S. A.R. L. , Loans, 3.50%, 8/09/19	Luxembourg	1,826,775	1,812,307	0.09
TransDigm Inc. , Tranche C Term Loan, 3.75%, 2/28/20	United States	17,114,023	16,929,516	0.87

			57,111,936	2.94

Agricultural Products
Allflex Holdings III Inc. , Second Lien Initial Term Loan, 8.00%, 7/19/21	United States	750,335	740,956	0.04

Airlines
Air Canada, Term Loan, 4.00%, 9/26/19	Canada	10,240,657	10,282,265	0.53
Delta Air Lines Inc., Term Loan, 3.25%, 8/24/22	United States	3,091,712	3,097,122	0.16
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 4/30/20	United States	5,792,165	5,802,121	0.30
U. S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	10,095,327	10,064,829	0.52

			29,246,337	1.51

Aluminum
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	8,922,010	8,751,233	0.45

Apparel Retail
Ascena Retail Group Inc. , Tranche B Term Loan, 5.25%, 8/21/22	United States	20,000,000	19,237,500	0.99
The Men's Wearhouse Inc. , Tranche B Term Loan, 4.50%, 6/18/21	United States	8,310,845	8,331,556	0.43

			27,569,056	1.42

Auto Parts & Equipment
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	5,258,998	5,242,563	0.27
[d] FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 7.00%, 7/29/17	United States	20,612,716	17,005,491	0.87
[d] TI Group Automotive Systems LLC, Initial U. S. Term Loan, 4.50%, 6/25/22	United States	18,917,315	18,799,082	0.97
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	7,617,286	7,566,502	0.39

			48,613,638	2.50

Broadcasting
Cumulus Media Holdings Inc. , Term Loans, 4.25%, 12/23/20	United States	29,466,782	25,138,849	1.29
[d] Gray Television Inc. , Term Loan B, 3.75%, 6/13/21	United States	11,044,050	11,035,999	0.57
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	19,911,272	19,886,303	1.02
Radio One Inc. , Term Loan B, 4.83%, 12/31/18	United States	20,448,750	20,819,384	1.07
Sinclair Television Group Inc. , Incremental Term Loan B-1, 3.50%, 7/31/21	United States	1,494,135	1,484,796	0.08

			78,365,331	4.03

Cable & Satellite
Charter Communications Operating LLC, Term H Loan, 3.25%, 8/24/21	United States	3,496,789	3,498,734	0.18
[d] CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	10,754,054	10,803,792	0.56
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21	Netherlands	9,810,123	9,674,360	0.50

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)

Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	15,351,034	15,262,289	0.78

			39,239,175	2.02

Casinos & Gaming
Aristocrat Technologies Inc. , First Lien Initial Term Loan, 4.75%, 10/20/21	United States	4,600,000	4,616,293	0.24
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	30,624,362	29,169,705	1.50
Cannery Casino Resorts LLC,
[e] Second Lien Term Loan, PIK, 11.00%, 10/02/19	United States	7,200,000	6,282,000	0.32
Term Loan, 7.00%, 10/02/18	United States	21,629,124	21,061,360	1.09
CCM Merger Inc. (MotorCity Casino), Term Loans, 4.50%, 8/06/21	United States	4,605,001	4,605,001	0.24
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	3,945,143	3,943,151	0.20
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	20,098,345	18,980,375	0.98
Scientific Games International Inc. , Term B-1 Loan, 6.00%, 10/18/20	United States	18,305,705	17,933,880	0.92
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,050,703	5,038,076	0.26

			111,629,841	5.75

Coal & Consumable Fuels
[f] Bowie Resource Holdings LLC,
[d] First Lien Initial Term Loan, 6.75%, 8/16/20	United States	16,775,640	16,391,193	0.84
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	2,232,389	2,165,417	0.11
Foresight Energy LLC, Term Loans, 5.50%, 8/21/20	United States	19,905,314	18,362,653	0.95
[d,f] Peabody Energy Corp. , Term Loan, 4.25%, 9/24/20	United States	44,318,460	28,733,120	1.48
Westmoreland Coal Co. , Term Loan, 7.50%, 12/16/20	United States	3,776,411	3,021,129	0.16

			68,673,512	3.54

Commodity Chemicals
Cyanco Intermediate Corp. , Initial Term Loan, 5.50%, 5/01/20	United States	27,733,117	26,727,791	1.38

Communications Equipment
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	9,691,170	9,666,942	0.50
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	9,459,213	9,462,173	0.48

			19,129,115	0.98

Construction & Engineering
Ventia Pty. Ltd. , Term B Loans, 5.50%, 5/21/22	Australia	2,178,282	2,194,619	0.11

Construction Machinery & Heavy Trucks
Allison Transmission Inc. , Term B-3 Loans, 3.50%, 8/23/19	United States	4,673,598	4,684,407	0.24
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term	United States	3,882,119	3,895,058	0.20
Loan, 4.50%, 5/28/21

			8,579,465	0.44

Data Processing & Outsourced Services
MoneyGram International Inc. , Term Loan, 4.25%, 3/27/20	United States	36,391,645	34,162,657	1.76

Diversified Chemicals
[d] The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	27,872,362	25,456,748	1.31
Ineos U.S. Finance LLC, 2018 Dollar Term Loan, 3.75%, 5/04/18	United States	10,584,886	10,490,067	0.54
OCI Beaumont LLC, Term B-3 Loan, 6.50%, 8/20/19	United States	10,626,310	10,825,553	0.56
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	1,399,011	1,346,549	0.07
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	24,155,317	21,800,173	1.12

			69,919,090	3.60

Diversified Metals & Mining
Atkore International Inc. , Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	3,335,701	2,943,757	0.15
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	52,740,445	44,816,193	2.31

			47,759,950	2.46

Diversified Support Services
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	14,516,250	14,531,318	0.75

Electric Utilities
Alinta Energy Finance Pty. Ltd. ,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	2,361,830	2,353,712	0.12
Term B Loans, 6.375%, 8/13/19	Australia	35,547,905	35,425,727	1.83

			37,779,439	1.95

Electronic Equipment & Instruments
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,	United States	510,900	510,581	0.03
10/18/19

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)

Forest Products
Appvion Inc. , Term Loan, 5.75%, 6/28/19	United States	10,064,458	9,536,074	0.49
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	13,088,056	13,093,513	0.68
Term Loan C, 8.00%, 5/01/19	United States	22,015,138	22,024,319	1.13

			44,653,906	2.30

General Merchandise Stores
Dollar Tree Inc. , Term B-1 Loans, 3.50%, 3/09/22	United States	19,271,882	19,328,657	1.00

Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,140,294	8,523,324	0.44
Term Loan, 5.00%, 6/07/19	United States	3,796,281	3,625,448	0.19
Kinetic Concepts Inc. ,
Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	11,568,956	11,583,417	0.59
Term E-2 Loan, 4.00%, 11/04/16	United States	2,969,518	2,971,374	0.15

			26,703,563	1.37

Health Care Facilities
[d] Amsurg Corp. , Initial Term Loan, 3.50%, 7/16/21	United States	17,549,182	17,480,179	0.90
Community Health Systems Inc.,
2018 Term F Loans, 3.575%, 12/31/18	United States	34,000,511	33,910,205	1.75
2019 Term G Loan, 3.75%, 12/31/19	United States	8,181,538	8,157,247	0.42

			59,547,631	3.07

Health Care Services
Cotiviti Corp.,
Initial Term Loan, 4.50%, 5/14/21	United States	6,722,053	6,717,012	0.34
Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	9,790,000	9,790,000	0.50
Dialysis Newco Inc. , Term Loan B, 4.50%, 4/23/21	United States	6,329,875	6,329,875	0.33
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	6,589,709	2,355,821	0.12
National Mentor Holdings Inc. , Initial Tranche B Term Loan, 4.25%, 1/31/21	United States	10,991,291	10,826,421	0.56
U. S. Renal Care Inc. , Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	15,647,106	15,652,004	0.81

			51,671,133	2.66

Health Care Technology
Truven Health Analytics Inc. , New Tranche B Term Loan, 4.50%, 6/06/19	United States	11,311,048	11,127,243	0.57

Hotels, Resorts & Cruise Lines
Diamond Resorts Corp. , Term Loans, 5.50%, 5/09/21	United States	5,081,519	5,084,695	0.26
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	5,671,699	5,671,699	0.29
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20	United States	4,960,851	4,976,695	0.26

			15,733,089	0.81

Household Products
Spectrum Brands Inc., Initial Term Loans, 3.75%, 6/23/22	United States	10,932,463	10,991,399	0.57
Sun Products Corp. , Tranche B Term Loan, 5.50%, 3/23/20	United States	23,699,295	22,968,575	1.18

			33,959,974	1.75

Housewares & Specialties
Jarden Corp.,
Tranche B1 Term Loan, 2.938%, 9/30/20	United States	1,652,228	1,655,835	0.09
Tranche B2 Term Loan, 2.938%, 7/31/22	United States	655,831	656,487	0.03

			2,312,322	0.12

Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	7,639,572	7,458,132	0.39
Term B-2 Loan, 3.25%, 1/31/22	United States	2,255,990	2,208,050	0.11
Calpine Corp.,
Term Loan (B3), 4.00%, 10/09/19	United States	514,100	515,385	0.03
Term Loan B4, 4.00%, 10/31/20	United States	7,139,178	7,153,814	0.37
Term Loan (B5), 3.50%, 5/27/22	United States	6,346,709	6,285,888	0.32

			23,621,269	1.22

Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	6,590,506	6,574,030	0.34
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,667,303	0.50

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)
Generac Power Systems Inc., Term Loans, 3.50%, 5/31/20	United States	4,921,985	4,872,765	0.25
Husky Injection Molding Systems Ltd. , Initial Term Loan, 4.25%, 6/30/21	United States	4,165,208	4,091,275	0.21
Navistar Inc. , Tranche B Term Loans, 6.50%, 8/07/20	United States	19,709,219	19,142,579	0.99
Onsite Rental Group Operations Pty. Ltd. , Term B Loan, 5.50%, 7/30/21	Australia	20,456,511	18,717,708	0.96
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	11,265,128	11,236,965	0.58
Second Lien Term Loan, 8.50%, 5/09/18	United States	7,774,399	7,716,090	0.40
WireCo Worldgroup Inc. , Term Loan, 6.00%, 2/15/17	United States	1,660,772	1,658,696	0.08

			83,677,411	4.31

Insurance Brokers
HUB International Ltd. , Initial Term Loan, 4.00%, 10/02/20	United States	10,287,304	10,062,269	0.52

Integrated Telecommunication Services
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	19,873,471	19,299,008	0.99
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/13/20	United States	4,046,850	3,998,138	0.21
Second Lien Initial Loan, 8.00%, 4/12/21	United States	2,407,490	2,363,354	0.12
Telesat Canada/Telesat LLC, U. S. Term B-2 Loan, 3.50%, 3/28/19	Canada	3,969,466	3,949,618	0.20
Windstream Corp. , Term Loan B-5, 3.50%, 8/08/19	United States	4,391,165	4,301,511	0.22
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	12,979,891	12,972,752	0.67

			46,884,381	2.41

Internet Software & Services
BMC Software Finance Inc., Initial U. S. Term Loans, 5.00%, 9/10/20	United States	25,345,499	22,901,458	1.18

Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,	United States	10,761,427	10,774,879	0.55
4.25%, 7/22/20

IT Consulting & Other Services
Sungard Availability Services Capital Inc. , Tranche B Term Loan, 6.00%, 3/29/19	United States	11,324,822	9,824,283	0.51

Leisure Facilities
24 Hour Fitness Worldwide Inc. , Term Loan, 4.75%, 5/28/21	United States	18,196,705	16,286,051	0.84
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	32,883,785	31,308,092	1.61
Seaworld Parks and Entertainment Inc. , Term B-2 Loan, 3.00%, 5/14/20	United States	4,081,076	3,846,414	0.20
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	13,554,443	8,539,299	0.44

			59,979,856	3.09

Marine
[d] Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	17,561,764	17,452,003	0.90

Metal & Glass Containers
Berry Plastics Corp., Term F Loans, 4.00%, 10/01/22	United States	4,129,934	4,142,555	0.21
CD&R Millennium U. S. Acquico LLC,
Initial Dollar Term Loan, 4.50%, 7/31/21	United States	2,425,500	2,411,857	0.13
Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	9,037,800	8,563,315	0.44

			15,117,727	0.78

Movies & Entertainment
Regal Cinemas Corp., Term Loan, 3.75%, 4/01/22	United States	4,610,882	4,628,154	0.24
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	7,587,479	7,496,430	0.38

			12,124,584	0.62

Oil & Gas Exploration & Production
[d] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	25,190,397	22,356,477	1.15
[g] Samson Investment Co. , Second Lien Tranche I Term Loan, 6.25%, 9/25/18	United States	9,960,000	572,700	0.03
UTEX Industries Inc. ,
First Lien Initial Term Loan, 5.00%, 5/21/21	United States	19,498,365	16,768,594	0.86
Second Lien Initial Term Loan, 8.25%, 5/20/22	United States	5,000,000	4,037,500	0.21

			43,735,271	2.25

Oil & Gas Storage & Transportation
OSG Bulk Ships Inc. , Initial Term Loan, 5.25%, 8/05/19	United States	9,983,625	9,890,029	0.51
OSG International Inc. , Initial Term Loan, 5.75%, 8/05/19	United States	11,385,900	11,328,970	0.58

			21,218,999	1.09

Packaged Foods & Meats
AdvancePierre Foods Inc. ,
Loans, 5.75%, 7/10/17	United States	3,481,028	3,488,426	0.18
Second Lien Term Loans, 9.50%, 10/10/17	United States	9,884,439	9,810,306	0.50

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)
[d] B&G Foods Inc., Tranche B Term Loan, 5.25%, 11/02/22	United States	2,635,675	2,640,947	0.14
CSM Bakery Supplies LLC, Second Lien Term Loan, 8.75%, 7/03/21	United States	4,346,846	4,118,636	0.21
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	2,900,800	2,901,888	0.15
Initial Term Loan, 3.75%, 5/25/18	United States	73,517	73,544	0.00
Post Holdings Inc. , Series A Incremental Term Loan, 3.75%, 6/02/21	United States	5,934,296	5,952,817	0.31

			28,986,564	1.49

Paper Packaging
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	13,695,618	13,687,058	0.70

Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	23,379,654	21,275,485	1.10

Pharmaceuticals
Akorn Inc., Loans, 5.50%, 4/16/21	United States	12,360,036	12,236,436	0.63
[d] Endo Luxembourg Finance Co. I S. A. R. L. and Endo LLC, 2015 Incremental Term	United States	23,707,236	23,372,372	1.20
B Loans, 3.75%, 9/25/22
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.188%,	United States	13,043,158	13,034,328	0.67
2/27/21
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	United States	11,237,742	10,541,002	0.54
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	8,839,072	8,264,532	0.43
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20	United States	2,918,084	2,719,655	0.14
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	23,319,739	21,729,006	1.12

			91,897,331	4.73

Publishing
Cengage Learning Acquisitions Inc. , Original Term Loans, 7.00%, 3/31/20	United States	15,297,015	15,230,091	0.78

Restaurants
TGI Friday's Inc. , First Lien Initial Term Loan, 5.25%, 7/15/20	United States	2,710,199	2,713,587	0.14

Retail REITs
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	3,613,830	3,631,899	0.19

Semiconductors
M/A-COM Technology Solutions Holdings Inc. , Initial Term Loan, 4.50%, 5/07/21	United States	6,478,000	6,502,293	0.33

Specialized Consumer Services
Travelport Finance Luxembourg S.A. R.L. , Initial Term Loan, 5.75%, 9/02/21	Luxembourg	17,656,575	17,560,929	0.90

Specialty Chemicals
Axalta Coating Systems U. S. Holdings Inc. , 2014 Specified Refinancing Term,	United States	7,414,847	7,405,579	0.38
3.75%, 2/01/20
AZ Chem U. S. Inc., Second Lien Initial Term Loan, 7.50%, 6/10/22	United States	4,360,213	4,391,096	0.23
Nexeo Solutions LLC,
Term B-1 Loan, 5.00%, 9/08/17	United States	7,705,760	7,416,794	0.38
Term B-2 Loan, 5.00%, 9/08/17	United States	6,074,236	5,846,452	0.30
Term B-3 Loan, 5.00%, 9/08/17	United States	12,418,395	11,952,705	0.61
Oxbow Carbon LLC,
[d] Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	13,889,020	12,673,730	0.65
Tranche B Term Loan, 4.25%, 7/19/19	United States	9,190,007	8,776,457	0.45
Solenis International LP and Solenis Holdings 3 LLC,
First Lien Term Loan, 4.25%, 7/31/21	United States	4,049,713	3,992,130	0.21
Second Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	3,084,699	0.16

			65,539,642	3.37

Specialty Stores
[d] 99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	14,115,121	11,300,919	0.58
BJ's Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%,	United States	14,452,381	14,119,976	0.73
3/26/20
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	25,161,464	21,623,133	1.11
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/16/18	United States	920,626	897,611	0.05
[d] PetSmart Inc. , Term Loans, 4.25%, 3/10/22	United States	10,765,021	10,776,034	0.55

			58,717,673	3.02

Steel
[g] Walter Energy Inc., B Term Loan, 8.50%, 4/02/18	United States	5,950,001	1,837,063	0.09

Systems Software
Vertafore Inc. , Second Lien Term Loan, 9.75%, 10/27/17	United States	6,403,762	6,426,175	0.33

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)

Technology Distributors
Dell International LLC,
[d] Term B-2 Loan, 4.00%, 4/29/20	United States	8,938,471	8,949,046	0.46
Term Loan C, 3.75%, 10/29/18	United States	9,061,825	9,071,267	0.47

			18,020,313	0.93

Tires & Rubber
Goodyear Tire & Rubber Co., Second Lien Loans, 3.75%, 4/30/19	United States	10,935,835	10,974,384	0.57

Trucking
Hertz Corp.,
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	7,419,072	7,415,978	0.38
[d] Tranche B-2 Term Loan, 3.00%, 3/11/18	United States	14,219,698	14,106,382	0.73

			21,522,360	1.11

Total Senior Floating Rate Interests (Cost $1,839,781,095)			1,758,169,795	90.52

Asset-Backed Securities and Commercial Mortgage-Backed
Securities
Other Diversified Financial Services
[h] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,101,231	0.06
[c,h] Atrium IX, 9A, C, 144A, FRN, 3.575%, 2/28/24	United States	1,200,000	1,195,356	0.06
[c,h] Atrium XI, 11A, C, 144A, FRN, 3.516%, 10/23/25	Cayman Islands	8,000,000	7,946,880	0.41
[c,h] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.517%, 10/20/26	United States	2,100,000	2,057,244	0.11
[c,h] Carlyle Global Market Strategies CLO Ltd., 2014-4A, C, 144A, FRN, 3.471%,	Cayman Islands	2,600,000	2,574,650	0.13
10/15/26
[c,h] Catamaran CLO Ltd. ,
2013-1A, C, 144A, FRN, 2.923%, 1/27/25	Cayman Islands	1,100,000	1,059,696	0.05
2014-2A, B, 144A, FRN, 3.315%, 10/18/26	United States	3,500,000	3,419,955	0.18
[c,h] Cent CLO LP,
2013-17A, D, 144A, FRN, 3.322%, 1/30/25	United States	800,000	794,016	0.04
2014-22A, B, 144A, FRN, 3.511%, 11/07/26	Cayman Islands	3,200,000	3,177,392	0.16
[c,h] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.122%, 7/20/26	United States	800,000	781,816	0.04
[c,h] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.771%, 7/15/26	Cayman Islands	2,650,000	2,618,968	0.14
B, 144A, FRN, 2.371%, 7/15/26	United States	2,650,000	2,610,701	0.13
C, 144A, FRN, 3.321%, 7/15/26	United States	2,290,000	2,246,811	0.12
[h] Emerson Park CLO Ltd. , 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,106,666	0.06
[h] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	1,190,000	1,196,140	0.06
[c,h] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.487%, 10/20/26	United States	2,400,000	2,396,712	0.12
[c,h] Voya CLO Ltd. ,
2013-1A, B, 144A, FRN, 3.221%, 4/15/24	Cayman Islands	800,000	789,288	0.04
2013-2A, B, 144A, FRN, 3.00%, 4/25/25	United States	800,000	780,112	0.04
[c,h] Ziggurat CLO I Ltd. , 2014-1A, C, 144A, FRN, 3.421%, 10/17/26	United States	480,000	473,050	0.02

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $38,573,259)			38,326,684	1.97

Total Investments before Short Term Investments (Cost $1,907,303,900)			1,824,185,153	93.92

Short Term Investments (Cost $132,200,408) 6.8%
Repurchase Agreements
[i] Joint Repurchase Agreement, 0.036%, 11/02/15 (Maturity Value $132,200,807)	United States	132,200,408	132,200,408	6.81
BNP Paribas Securities Corp. (Maturity Value $22,501,899)
Credit Suisse Securities (USA) LLC (Maturity Value $67,507,020)
HSBC Securities (USA) Inc. (Maturity Value $33,753,510)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $8,438,378),
Collateralized by jU. S. Treasury Bill, 3/31/16 - 10/13/16; and
U. S. Treasury Note, 1.375% - 1.625%, 8/31/18 - 2/29/20 (valued at
$134,956,334)

Franklin Floating Rate Master Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)

Total Investments (Cost $2,039,504,308)	1,956,385,561	100.73
Other Assets, less Liabilities	(14,156,935)	(0.73)

Net Assets	$ 1,942,228,626	100.00

Rounds to less than 0.1% of net assets.
* The principal amount is stated in U. S. dollars unless otherwise indicated.
a Non- income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a delayed delivery basis.
e Income may be received in additional securities and/or cash.
f At October 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
g Defaulted security or security for which income has been deemed uncollectible.
h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2015, the aggregate value of these securities was $38,326,684, representing 1.97% of net assets.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2015, all repurchase agreements had been entered into on October 30, 2015.
j The security is traded on a discount basis with no stated coupon rate.

At October 31, 2015, the Fund had the follow ing credit default sw ap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
Unam ortized
	Periodic				Upfront
	Paym ent		Notional Expiration		Premiums	Unrealized	Unrealized
Description	Rate	Exchange	Amount	Date	Paid (Recepts)	Appreciation	Depreciation		Value

Centrally Cleared Sw ap Contracts
Contracts to Buy Protection
Traded Index
CDX. NA.HY. 24	5.00%	ICE $	4,158,000	6/20/20	$ (239,372)	$-	$ (2,512)		$(241,884)

	Net unrealized appreciation (depreciation)						$ (2,512)

ABBREVIATIONS

Exchange

ICE	- Intercontinental Exchange							-

Selected Portfolio

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

Franklin Floating Rate Master Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open - end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund) and applies the specialized accounting and reporting guidance in U. S. Generally Accepted Accounting Principles (U.S. GAAP) . The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p. m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund s administrator has responsibility for oversight of valuation, including leading the cross - functional Valuation and Liquidity Oversight Committee (VLOC) . The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over- the- counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market- based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Repurchase agreements are valued at cost, which approximates fair value.

Derivatives listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market- based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income- based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back - testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over- the- counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps) . The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index or basket of issuers or indicies, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors) . These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

4. INCOME TAXES

At October 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,039,505,782

Unrealized appreciation	$4,882,252
Unrealized depreciation	(88,002,473)

Net unrealized appreciation (depreciation)	$(83,120,221)

5. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.

At October 31, 2015, unfunded commitments were as follows:

Unfunded
Borrower	Commitment

BMC Softw are Finance Inc., 6.50% 9/10/18	$ 6,000,000

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs) . These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc. )
  Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2015, in valuing the Fund s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments [a,b]	$27,501,736	$-	$-	$27,501,736
Corporate Bonds	-	-	186,938	186,938
Senior Floating Rate Interests	-	1,758,169,795	-	1,758,169,795
Asset-Backed Securities and Mortgage-
Backed Securities	-	38,326,684	-	38,326,684
Short Term Investments	-	132,200,408	-	132,200,408

Total Investments in Securities	$27,501,736	$1,928,696,887	$186,938	$1,956,385,561

Other Financial Instruments
Unfunded Commitments	$-	$21,213	$-	$21,213

Liabilities:
Other Financial Instruments
Swap Contracts	$-	$2,512	$-	$2,512

a Includes common stocks and management investment companies. b For detailed catagories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 28, 2015

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 28, 2015